Long-Term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Long-Term Debt [Abstract]
Schedule Of Long-Term Debt
	Balance as of
	September 30,		December 31,
	2013	2012	2012
Domestic and multi-currency line of credit due 2018	$120,225	$288,266	$301,011
6.12% senior unsecured notes due 2012	-	13,333	-
6.09% Series A senior unsecured notes due 2016	28,000	35,000	28,000
7.26% senior unsecured notes due 2017	20,000	25,000	25,000
Variable rate senior unsecured notes due 2018	35,417	43,750	41,667
5.75% senior unsecured notes due 2018	300,000	0	0
6.00% Series A senior unsecured notes due 2019	47,000	47,000	47,000
6.21% Series B senior unsecured notes due 2021	20,455	22,727	20,455
6.58% Series B senior unsecured notes due 2022	5,000	5,000	5,000
5.25% convertible senior notes due 2029	106,752	109,387	110,197
Total debt	$682,849	$589,463	$578,330
Less current portion	(22,606)	(44,205)	(43,617)
Total long-term debt	$660,243	$545,258	$534,713

	Balance at
	December 31,
	2012	2011
Domestic and multi-currency line of credit up to $380,000 ($100,000 matures 2013, $280,000 matures 2015)	$301,011	$280,839
6.12% senior unsecured notes due 2012	-	16,667
Variable rate senior unsecured note due 2015	41,667	50,000
6.09% senior unsecured notes due 2016	28,000	35,000
7.26% senior unsecured notes due 2017	25,000	25,000
6.00% Series A senior unsecured notes due 2019	47,000	0
6.21% senior unsecured notes due 2021	20,455	22,727
6.58% Series B senior unsecured notes due 2022	5,000	0
5.25% convertible senior notes due 2029	110,197	107,058
Total debt	$578,330	$537,291
Less current portion	43,617	34,273
Total long-term debt	$534,713	$503,018

Annual Maturities Of Outstanding Long-Term Debt
Year	Amount
2013	$43,617
2014	22,606
2015	328,674
2016	24,387
2017	17,387
Thereafter	141,659
$578,330